PREPAYMENTS AND OTHER RECEIVABLES (Summary of Prepayments and Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Receivables from third-party payment service providers	$ 574	$ 350
Utility deposits	2,820	0
Deferred expense	401	248
Loans to the third parties	9,328	0
Deductible value-added input tax	7,458	692
Interest receivables	0	30
Others	944	242
Prepayments and other receivables	21,525	$ 1,562
Bee Computing (HK) Limited
Loans to the third parties	$ 7,965